Revenue - Summary of Revenue (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue [line items]
Telecommunication services	₺ 23,917,505	₺ 20,878,303	₺ 17,859,757
Equipment revenues	3,316,984	2,246,040	1,311,095
Revenue from financial services	830,987	1,140,873	1,119,121
Call center revenues	431,971	312,443	203,172
Commission fees on betting business		132,300	200,315
Revenue from betting business			268,470
Other	606,291	427,176	330,545
Total revenue	29,103,738	25,137,135	21,292,475
Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Total revenue	25,062,130	21,407,838	18,046,231
Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	2,454,455	1,908,086	1,387,323
All other segments [member]
Disclosure of revenue [line items]
Total revenue	1,587,153	1,821,211	1,858,921
Operating segments [member] | Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Telecommunication services	21,676,330	19,157,657	16,636,497
Equipment revenues	3,194,083	2,130,135	1,209,745
Call center revenues	25,397	21,851	12,954
Other	264,430	177,513	233,390
Total revenue	25,160,240	21,487,156	18,092,586
Operating segments [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication services	2,299,682	1,780,793	1,281,595
Equipment revenues	122,901	115,905	101,350
Call center revenues	34,566	17,008	9,763
Other	85,261	89,083	64,272
Total revenue	2,542,410	2,002,789	1,456,980
Operating segments [member] | All other segments [member]
Disclosure of revenue [line items]
Revenue from financial services	845,189	1,141,712	1,121,768
Call center revenues	415,366	308,126	211,195
Commission fees on betting business		132,300	200,315
Revenue from betting business			268,470
Other	813,071	635,841	311,933
Total revenue	2,073,626	2,217,979	2,113,681
Intersegment eliminations [member]
Disclosure of revenue [line items]
Telecommunication services	(58,507)	(60,147)	(58,335)
Revenue from financial services	(14,202)	(839)	(2,647)
Call center revenues	(43,358)	(34,542)	(30,740)
Other	(556,471)	(475,261)	(279,050)
Total revenue	(672,538)	(570,789)	(370,772)
Intersegment eliminations [member] | Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Total revenue	(98,110)	(79,318)	(46,355)
Intersegment eliminations [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	(87,955)	(94,703)	(69,657)
Intersegment eliminations [member] | All other segments [member]
Disclosure of revenue [line items]
Total revenue	₺ (486,473)	₺ (396,768)	₺ (254,760)